Equity (Details) - Schedule of options outstanding under stock option plans	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding as of December 31,2022 (in Shares) | shares	2,132,763
Weighted Average remaining contractual Term (Years)	3 years 3 months 18 days
Weighted average exercise price	$ 21.51
Options Exercisable as of December 31, 2022 (in Shares) | shares	1,010,513,000
Weighted Average Exercise price of Options Exercisable	$ 16.21
8 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Ranges of exercise price, minimum	$ 8
Options outstanding as of December 31,2022 (in Shares) | shares	2,000
Weighted Average remaining contractual Term (Years)	1 year 2 months 4 days
Weighted average exercise price	$ 8
Options Exercisable as of December 31, 2022 (in Shares) | shares	2,000,000
Weighted Average Exercise price of Options Exercisable	$ 8
8.37-10.02 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding as of December 31,2022 (in Shares) | shares	590,097
Weighted Average remaining contractual Term (Years)	9 months 25 days
Weighted average exercise price	$ 9.96
Options Exercisable as of December 31, 2022 (in Shares) | shares	590,097,000
Weighted Average Exercise price of Options Exercisable	$ 9.96
8.37-10.02 [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Ranges of exercise price, minimum	8.37
8.37-10.02 [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Ranges of exercise price, minimum	$ 10.02
10.78-18.77 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding as of December 31,2022 (in Shares) | shares	220,416
Weighted Average remaining contractual Term (Years)	4 years 3 months 18 days
Weighted average exercise price	$ 16.49
Options Exercisable as of December 31, 2022 (in Shares) | shares	62,916,000
Weighted Average Exercise price of Options Exercisable	$ 11.99
10.78-18.77 [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Ranges of exercise price, minimum	10.78
10.78-18.77 [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Ranges of exercise price, minimum	$ 18.77
22.54-24.33 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding as of December 31,2022 (in Shares) | shares	423,250
Weighted Average remaining contractual Term (Years)	4 years 5 months 1 day
Weighted average exercise price	$ 23.1
Options Exercisable as of December 31, 2022 (in Shares) | shares	141,250,000
Weighted Average Exercise price of Options Exercisable	$ 23.69
22.54-24.33 [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Ranges of exercise price, minimum	22.54
22.54-24.33 [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Ranges of exercise price, minimum	$ 24.33
27.79-31.57 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding as of December 31,2022 (in Shares) | shares	830,000
Weighted Average remaining contractual Term (Years)	4 years 10 days
Weighted average exercise price	$ 29.27
Options Exercisable as of December 31, 2022 (in Shares) | shares	197,500,000
Weighted Average Exercise price of Options Exercisable	$ 29.46
27.79-31.57 [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Ranges of exercise price, minimum	27.79
27.79-31.57 [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Ranges of exercise price, minimum	31.57
33.99 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Ranges of exercise price, minimum	$ 33.99
Options outstanding as of December 31,2022 (in Shares) | shares	67,000
Weighted Average remaining contractual Term (Years)	4 years 11 months 1 day
Weighted average exercise price	$ 33.99
Options Exercisable as of December 31, 2022 (in Shares) | shares	16,750,000
Weighted Average Exercise price of Options Exercisable	$ 33.99